Note 2 - Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Warranty Period			1 year		1 year
Number of Financial Institutions					1
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers	3	2	3	3
Medical Equipment, Sales Demos [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Estimated Useful Lives					5 years
Three Customers [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers						3
Concentration Risk, Percentage	93.00%		83.00%	94.00%		100.00%
Two Customers [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Concentration Risk, Number of Customers					2
Concentration Risk, Percentage		79.00%			91.00%
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life					7 years